Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil (Detail) - Basic Oil [Member] - MMBbls	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated entities [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	8,167.1	8,693.9	11,045.1
Revisions of previous estimates	681.1	198.4	(1,990.4)
Extensions and discoveries	69.4	87.8	411.9
Improved Recovery	212.7		1.1
Sales of reserves		(46.6)	(6.8)
Purchases of reserves		0.7
Production for the year	(759.0)	(767.2)	(767.0)
Ending balance	8,371.3	8,167.1	8,693.9
Consolidated entities [member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	8,063.0	8,544.1	10,850.9
Revisions of previous estimates	649.3	179.5	(1,968.9)
Extensions and discoveries	69.1	87.8	407.1
Improved Recovery	212.7		0.4
Sales of reserves			(2.3)
Production for the year	(744.6)	(748.5)	(743.1)
Ending balance	8,249.4	8,063.0	8,544.1
Consolidated entities [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	97.3	142.9	186.5
Revisions of previous estimates	31.7	18.0	(21.6)
Extensions and discoveries	0.3		4.8
Improved Recovery			0.7
Sales of reserves		(46.6)	(4.5)
Purchases of reserves		0.7
Production for the year	(13.4)	(17.8)	(22.8)
Ending balance	115.8	97.3	142.9
Consolidated entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	0.8	52.3	66.5
Revisions of previous estimates	0.3	0.1	(3.5)
Extensions and discoveries	0.3		4.8
Improved Recovery			0.7
Sales of reserves		(46.6)	(4.5)
Purchases of reserves		0.7
Production for the year	(0.2)	(5.7)	(11.7)
Ending balance	1.2	0.8	52.3
Consolidated entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	96.4	90.6	119.9
Revisions of previous estimates	31.4	17.9	(18.1)
Production for the year	(13.2)	(12.1)	(11.2)
Ending balance	114.6	96.4	90.6
Consolidated entities [member] | Synthetic Oil [Member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	6.8	6.9	7.9
Revisions of previous estimates	0.2	0.8	0.1
Production for the year	(1.0)	(0.9)	(1.0)
Ending balance	6.0	6.8	6.9
Equity method investees [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	69.0	80.4	72.1
Revisions of previous estimates	2.6	11.9	3.1
Improved Recovery			16.2
Sales of reserves		(14.1)
Production for the year	(8.2)	(9.2)	(10.9)
Ending balance	63.4	69.0	80.4
Equity method investees [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	69.0	80.4	72.1
Revisions of previous estimates	2.6	11.9	3.1
Improved Recovery			16.2
Sales of reserves		(14.1)
Production for the year	(8.2)	(9.2)	(10.9)
Ending balance	63.4	69.0	80.4
Equity method investees [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance		14.6	18.0
Revisions of previous estimates			(2.2)
Sales of reserves		(14.1)
Production for the year		(0.5)	(1.2)
Ending balance			14.6
Equity method investees [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	69.0	65.8	54.1
Revisions of previous estimates	2.6	11.9	5.2
Improved Recovery			16.2
Production for the year	(8.2)	(8.7)	(9.7)
Ending balance	63.4	69.0	65.8